CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements of Comprehensive Income/(loss)
Net income/(loss)	$ 556,507	$ 176,980	$ 238,511
Other comprehensive income/(loss), net of tax:
Net unrealized gains/(losses) on securities available-for-sale	(48,897)	(4,765)	(20,626)
Net unrealized gains/(losses) on cash flow hedges	(4,142)
Net unrealized gains/(losses) on cash flow hedges		(5,101)	(1,265)
Net unrealized gains/(losses) on pension and other postretirement plans	(541)	(7,759)	(11,571)
Other comprehensive income/(loss)	(53,580)	(17,625)	(33,462)
Comprehensive income/(loss)	502,927	159,355	205,049
Comprehensive income attributable to noncontrolling interest	11,465	11,465	11,465
Comprehensive income attributable to controlling interest	491,462	147,890	193,584
Income tax expense/(benefit) of items included in Other comprehensive income:
Net unrealized gains/(losses) on securities available-for-sale	(16,054)	(2,955)	(12,810)
Net unrealized gains/(losses) on cash flow hedges	(1,360)	(3,163)	(780)
Net unrealized gains/(losses) on cash flow hedges		(3,163)	(780)
Net unrealized gains/(losses) on pension and other postretirement plans	$ (177)	$ (832)	$ (7,172)